                                               MORGAN STANLEY
                                                DEAN WITTER
--------------------------------------------------------------

DIRECTORS                              OFFICERS
Barton M. Biggs                        Stefanie V. Chang
CHAIRMAN OF THE BOARD                  VICE PRESIDENT
  Director and Managing Director,
  Morgan Stanley Dean Witter
  Investment Management Inc. and
  Morgan Stanley Dean Witter           Harold J. Schaaff, Jr.
  Investment Management Limited;       VICE PRESIDENT
  Managing Director, Morgan Stanley
  & Co. Incorporated
Michael F. Klein
DIRECTOR AND PRESIDENT                 Joseph P. Stadler
  Managing Director, Morgan Stanley    VICE PRESIDENT
  Dean Witter Investment Management
  Inc. and Morgan Stanley & Co.
  Incorporated
John D. Barrett II                     Mary E. Mullin
Chairman and Director, Barrett         SECRETARY
Associates, Inc.
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV                      Karl O. Hartmann
River Road Partners                    ASSISTANT SECRETARY
Samuel T. Reeves
Chief Executive Officer,
Pinacle L.L.C.
Fergus Reid                            Belinda A. Brady
Chairman and Chief Executive           TREASURER
Officer, LumeLite Plastics
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &       Robin L. Conkey
Boehm, P.C.                            ASSISTANT TREASURER
INVESTMENT ADVISER AND
ADMINISTRATOR
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
DISTRIBUTOR
Morgan Stanley & Co., Incorporated
1221 Avenue of the Americas
New York, New York 10020
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

FOR CURRENT PERFORMANCE, CURRENT NET ASSET VALUE, OR FOR ASSISTANCE
 WITH YOUR ACCOUNT, PLEASE CONTACT THE FUND AT (800) 548-7786 OR
 VISIT OUR WEBSITE AT WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

                           MORGAN STANLEY DEAN WITTER
                          STRATEGIC ADVISER FUND, INC.

                                 ANNUAL REPORT
                               DECEMBER 31, 1999

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter................    1

Managers' Reports and Portfolio of
  Investments by Portfolio:

  Conservative Portfolio..........    3

  Moderate Portfolio..............    6

  Aggressive Portfolio............    9

Statement of Assets and
Liabilities.......................   12

Statement of Operations...........   13

Statement of Changes in Net
Assets............................   14

Financial Highlights..............   15

Notes to Financial Statements.....   18

Report of Independent
Accountants.......................   21

Federal Tax Information...........   22

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. The prospectus describes in detail each of the Portfolio's investment policies to the prospective investor. Please read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PRESIDENT'S LETTER

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:
We are pleased to present to you the Fund's Annual Report for the year ended December 31, 1999. Our Fund offers three Portfolios that are intended to provide investors a range of asset allocation strategies designed to accommodate different investors' philosophies, goals and risk tolerances. Set forth below is a general market review for 1999 and market outlook for 2000. Portfolio manager commentary, performance statistics and other useful information for each of the Fund's Portfolios are presented later in this Report.

MARKET REVIEW

Global equity markets finished 1999 with strong gains, as the global economy began to heal after the Asian and Russian economic crises experienced in 1997 and 1998. The S&P 500 delivered its fifth year of double-digit returns rising 21.0% in calendar year 1999. MSCI EAFE returned 27.0%, beating the S&P 500 for the first time in five years, despite weak currencies in Europe. Emerging markets, which had been performance laggards since the Mexico devaluation of 1994, finally recovered. The MSCI Emerging Markets Free Index rose 66.4%, overcoming the Brazilian devaluation of the first quarter. The most disappointing asset class was fixed income. As global growth stabilized and resumed, inflationary fears mounted driving bond yields higher in the U.S. and Europe. The Lehman Aggregate Bond Index returned -0.8% during a volatile year.

Although the U.S. bull market in the first half of 1999 showed signs of broadening, market leadership narrowed dramatically in the second half. Value stocks, which began to outperform growth in February and March, stagnated later in the year, as inflation fears moderated and economic growth surprised on the upside. The year ended with growth stocks (+33.2%) again dominating value stocks (+7.4%) by a wide margin. Although rising interest rates and inflation expectations are usually bad for stocks, markets have shrugged off rising rates as growth surprises outpaced inflation surprises throughout 1999. This growth environment was also reflected in the bond market. As investor confidence improved, risk tolerance rose to more normal levels, benefiting spread products, which had suffered large losses in the flight to quality at the end of 1998. Fixed income spreads narrowed, and investment grade governments and corporates (-2.1%) underperformed mortgages (+2.0%), high yield debt (+1.7%), and emerging market debt (+26.0%).

Non-U.S. stock market performance was strong, despite being held back by weaker European currencies. The strongest performing regions were those which had suffered the most over the past three years of currency crises and debt deflation. Japan led the developed markets, rising 61.5% in 1999, as the Japanese economy bottomed and began to recover. The combination of low valuations, low interest rates, and a better earnings outlook was a powerful contributor to the rise in the Japanese market and a strengthening of the yen. Pacific region stock performance (+38.1%) was also strong, but was highly differentiated, as the countries hardest hit by the emerging market debt crisis, Hong Kong (+59.5%) and Singapore (+60.2%), outperformed the more stable economies of Australia (+17.6%) and New Zealand (+12.9%). European stock performance was mixed during the year. In the first half, Eurozone economic performance disappointed on the downside, as Germany continued to lag contributing to poor equity performance and a weaker currency. Although European economic performance was more robust in the second half, the Euro continued to weaken, closing the year 15% below its January 1 level. Europe returned 15.9% in 1999. Emerging markets benefited from a sharp economic rebound in 1999, coupled with a return to a more normal risk environment, which attracted

--------------------------------------------------------------------------------
capital to emerging markets. Asian economies bottomed in the early part of the year, and began a steep trajectory of recovery. The depegging of Asian currencies from the U.S. Dollar enabled many countries to exercise more flexibility in economic management, and to some extent, decreased their vulnerability to rising U.S. interest rates. With the bottoming of Latin America in the second half of 1999, the emerging market recovery from the Asian and Russian crises was complete.

MARKET OUTLOOK

Whereas global healing was the theme of 1999, we expect synchronized global growth to be the theme of 2000. This environment is bullish for corporate profits, particularly in non-U.S. markets, where the growth cycle is in a much earlier stage and substantial slack remains in the economy. Non-U.S. equity markets have started to outperform the U.S. in the second half of 1999 and we expect this trend to continue in 2000. As growth in the global economy continues apace, a key concern for investors will be inflation and interest rates. Although central banks have tightened enough over the past 12 months to neutralize the liquidity injected after the Russian crisis of 1998, they have acted cautiously in light of potential Y2K problems. With Y2K having passed uneventfully, central banks are now free to respond more aggressively to potential inflationary pressures. The Fed is expected to increase rates at the February meeting, and the U.S. bond market has already priced in a total of 75 basis points of tightening. In Europe, growth has accelerated in the fourth quarter, causing many forecasters to expect the European Central Bank to tighten in the spring.

Despite our rosy outlook for economic growth, we remain cautious towards equities. As the Fed acts to slow the U.S. economy, profitability could be squeezed, pressuring U.S. equity valuations. Because the U.S. market continues to behave as the bellwether market, a sharp fall in U.S. equity prices would likely lead other markets to fall in sympathy. We approach the investment environment in 2000 with caution in the U.S. markets, as bond yields continue to rise, and overvaluation levels have reached those of July 1987. We are more optimistic in the non-U.S., where inflationary pressures are more dormant, and growth appears to be accelerating.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT

February 2000

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income           76.0%
U.S. Equity                 19.4%
International Equity         2.9%
International Fixed Income   1.1%
Other                        0.6%

PERFORMANCE COMPARED TO THE LEHMAN 1-3 YEAR
GOVERNMENT BOND INDEX AND THE COMPOSITE INDEX(1)
-----------------------------------------------

                                        TOTAL RETURNS(2)
                                   --------------------------
                                     ONE      AVERAGE ANNUAL
                                     YEAR     SINCE INCEPTION
                                   --------   ---------------
PORTFOLIO--CLASS A...............   8.69%          8.23%
PORTFOLIO--CLASS B...............   8.33           7.92
LEHMAN 1-3 YEAR GOVERNMENT
  BOND INDEX.....................   2.97           4.95
COMPOSITE INDEX..................   6.38           8.70

1.The Lehman 1-3 Year Government Bond Index is comprised of government agency and treasury securities with maturities of 1-3 years. The Composite Index for the Conservative Portfolio is a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

2.Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class B shares will vary based upon the different fees charged to that class.
----------------------------------------------------------
THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                       COMPARISON OF THE CHANGE IN VALUE
                            OF A $10,000 INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                CONSERVATIVE         CONSERVATIVE      LEHMAN 1-3 YEAR  COMPOSITE
                             PORTFOLIO - CLASS A  PORTFOLIO - CLASS B  GOVERNMENT BOND  INDEX(1)
                                                                          INDEX(1)
12/31/97*                                $10,000              $10,000          $10,000    $10,000
12/31/98                                 $10,776              $10,752          $10,696    $11,108
12/31/99                                 $11,712              $11,648          $11,014    $11,817
*Commencement of operations

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

For the year ended December 31, 1999, the Portfolio had a total return of 8.69% for the Class A shares and 8.33% for the Class B shares compared to 2.97% for the Lehman 1-3 Year Government Bond Index (the "Lehman Index") and 6.38% for the Composite Index. For the period from inception on December 31, 1997 through December 31, 1999, the Portfolio had an average annual total return of 8.23% for the Class A shares and 7.92% for the Class B shares compared to 4.95% for the Lehman Index and 8.70% for the Composite Index.

Our asset allocation during 1999 modestly overweighted equities and high yield debt while underweighting high

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO (CONT.)

quality fixed income. As of December 31, our allocation to U.S. equity portfolios was 19.4%, with a 2.9% allocation to non-U.S. equities. Our allocation to high yield and emerging market debt was 10.2%, while our allocation to high quality U.S. fixed income was 75.1%.

The outperformance of the Portfolio was due to both strong security selection within the underlying mutual funds and to marginal allocation decisions. The MSDWIF Equity Growth Portfolio was the largest contributor to outperformance, returning 39.89% for the year, exceeding the 21.04% return for the S&P 500 (inclusive of dividends). The MAS High Yield Portfolio also outperformed, returning 7.79% relative to 1.74% for the Salomon High Yield Market Index. The MAS Limited Duration Portfolio returned 3.77%, in line with the 2.97% return for the Lehman 1-3 Year Government Index. In 1999, the continued economic strength provided a benign environment for growth oriented strategies.

Allocation decisions that contributed positively to results included our decision to overweight High Yield Debt and underweight high quality debt. This position was positively rewarded, as spreads narrowed to more normal levels. Our decision to slightly overweight U.S. equities also added value, as equity prices continued to rise despite a weak bond market. Many of our allocation changes throughout the year also added value. The introduction of mid and small cap strategies during the second and fourth quarters significantly enhanced results. The MAS Mid Cap Growth Portfolio rose 58% since its addition in the second quarter, and the MAS Small Cap Growth Portfolio rose 99.6% since its addition in the fourth quarter. Our allocation to non-U.S. stocks in the second half also added value, as non-U.S. stocks outperformed the S&P 500 during this period.

Our investment strategy continues to emphasize a growth orientation. Within fixed income, we remain primarily short duration, with an emphasis on spread products, such as high yield and emerging market debt, which should outperform Treasuries as economic growth strengthens. Within U.S. equities, we are emphasizing growth strategies, such as Equity Growth, Mid Cap Growth, and Small Cap Growth. We maintain a small allocation to non-U.S. equity markets as we expect these economies to surpass the U.S. in the year 2000.

Francine J. Bovich
PORTFOLIO MANAGER

January 2000

--------------------------------------------------------------------------------
Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (99.4%)
U.S. FIXED INCOME FUNDS (76.0%)
  4,583    MAS Fixed Income Portfolio, Institutional Class ............    $   50
 52,632    MAS High Yield Portfolio, Institutional Class ..............       456
327,292    MAS Limited Duration Portfolio, Institutional Class ........     3,309
                                                                           ------
                                                                            3,815
                                                                           ------
U.S. EQUITY FUNDS (19.4%)
  4,242    MAS Mid Cap Growth Portfolio, Institutional Class ..........       133
    617    MAS Small Cap Growth Portfolio, Institutional Class ........        31
 15,885    MSDWIF Equity Growth Portfolio, Class A.....................       398
 27,513    MSDWIF U.S. Equity Plus Portfolio, Class A..................       339
  7,791    MSDWIF Value Equity Portfolio, Class A......................        75
                                                                           ------
                                                                              976
                                                                           ------
INTERNATIONAL EQUITY FUNDS (2.9%)
  3,220    MSDWIF Active International Allocation Portfolio,
             Class A...................................................        46
  5,112    MSDWIF Emerging Markets Portfolio, Class A..................        98
                                                                           ------
                                                                              144
                                                                           ------
INTERNATIONAL FIXED INCOME FUNDS (1.1%)
 17,800    MSDWIF Emerging Markets Debt Portfolio, Class A.............        53
                                                                           ------
TOTAL INVESTMENTS (99.4%) (Cost $5,009)................................     4,988
OTHER ASSETS AND LIABILITIES -- NET (0.6%).............................        28
                                                                           ------
NET ASSETS (100%)......................................................    $5,016
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income           44.6%
U.S. Equity                 35.0%
International Equity        18.2%
International Fixed Income   1.0%
Other                        1.2%

PERFORMANCE COMPARED TO THE S&P 500 INDEX
AND THE COMPOSITE INDEX(1)
-----------------------------------------

                                       TOTAL RETURNS(2)
                                  --------------------------
                                    ONE      AVERAGE ANNUAL
                                    YEAR     SINCE INCEPTION
                                  --------   ---------------
PORTFOLIO-CLASS A...............   15.79%        12.82%
PORTFOLIO-CLASS B...............   15.54         12.51
S&P 500 INDEX...................   21.04         24.75
COMPOSITE INDEX.................   11.43         14.21

1. The S&P 500 Index is a stock index comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation. The Composite Index for the Moderate Portfolio is a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class B shares will vary based upon the different fees charged to that class.

----------------------------------------------------------
THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                       COMPARISON OF THE CHANGE IN VALUE
                            OF A $10,000 INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             MODERATE PORTFOLIO--  MODERATE PORTFOLIO--  S&P 500   COMPOSITE
                                   CLASS A               CLASS B         INDEX(1)  INDEX(1)
12/31/97*                                 $10,000               $10,000   $10,000    $10,000
12/31/98                                  $10,993               $10,957   $12,867    $11,706
12/31/99                                  $12,729               $12,660   $15,562    $13,044
*Commencement of operations

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Moderate Portfolio seeks the highest level of long-term total return consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

For the year ended December 31, 1999, the Portfolio had a total return of 15.79% for the Class A shares and 15.54% for the Class B shares compared to 21.04% for the S&P 500 Index and 11.43% for the Composite Index. For the period from inception on December 31, 1997 through December 31, 1999, the Portfolio had an average annual total return of 12.82% for the Class A shares and 12.51% for the Class B shares compared to 24.75% for the S&P 500 Index and 14.21% for the Composite Index.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO (CONT.)

Our asset allocation during the year modestly overweight equities and high yield debt while underweighting high quality fixed income. As of December 31, our allocation to U.S. equity mutual funds was 35.0%, with a 18.2% allocation to non-U.S. equity mutual funds. Our allocation to high yield and for emerging debt was 9.7%, while our allocation to high quality U.S. fixed income was 35.9% of net assets.

The outperformance of the Moderate Portfolio was due to both strong security selection within the underlying mutual funds and marginal allocation decisions. The MSDWIF Equity Growth Portfolio was the largest contributor to outperformance, returning 39.89% for the year, exceeding the 21.04% return for the S&P 500. The MAS High Yield Portfolio also outperformed, returning 7.79% relative to 1.74% for the Salomon High Yield Market Index. The MAS Intermediate Duration Portfolio returned 0.86%, outperforming the 0.39% return for the Lehman Intermediate Government/Corporate Bond Index. The MSDWIF Active International Allocation Portfolio also outperformed, rising 27.73% compared to 26.96% for MSCI EAFE Index. The MSDWIF U.S. Equity Plus Portfolio performed in line with the S&P 500, rising 20.25% for the year. In 1999, the continued economic strength provided a favorable environment for growth oriented strategies.

Allocation decisions that contributed positively to results included positions in emerging markets. We established this position in March, after the Brazilian devaluation seemed to have little impact on global emerging markets. The economic recovery and cheap valuations in emerging markets, particularly Latin America at the time made these markets a compelling investment. Latin America rose significantly from March through June (+20%). We then sold off our investment in Latin America in favor of a more diversified approach to emerging markets. From July until year end, the MSDWIF Emerging Markets Portfolio rose 51.9%. Our decision to overweight high yield debt and underweight high quality debt was also positively rewarded, as spreads narrowed to more normal levels. While we were underweighted to non-U.S. developed markets in the first half, we increased the position to an overweight in the second half. This benefited the Moderate Portfolio as non-U.S. economic growth surprised on the upside, and EAFE markets ourperformed the U.S. in the second half. We also broadened our U.S. equity exposure in the U.S. to incorporate a small cap stock strategy. We added the MAS Small Cap Growth Portfolio in late March, seeking to capture the benefits of attractive valuations and improved earnings outlook for small cap stocks. The MAS Small Cap Growth Portfolio has risen over 200% since the purchase.

Our investment strategy continues to emphasize a growth orientation. Within U.S. fixed income, we remain primarily intermediate duration, with an emphasis on spread products, such as high yield and emerging market debt. We expect spread products to outperform Treasuries as economic growth strengthens. Within U.S. equities, we are emphasizing growth strategies, such as Equity Growth, Mid Cap Growth, and Small Cap Growth. We maintain an overweight to non-U.S. equity markets as we expect these economies to surpass the U.S. in the year 2000.

Francine J. Bovich
PORTFOLIO MANAGER

January 2000

--------------------------------------------------------------------------------
                                                              Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (98.8%)
U.S. FIXED INCOME FUNDS (44.6%)
  6,416    MAS Fixed Income Portfolio, Institutional Class ............    $   70
 64,222    MAS High Yield Portfolio, Institutional Class ..............       557
230,101    MAS Intermediate Duration Portfolio, Institutional Class ...     2,220
                                                                           ------
                                                                            2,847
                                                                           ------
U.S. EQUITY FUNDS (35.0%)
  5,813    MAS Small Cap Growth Portfolio, Institutional Class ........       289
 32,565    MSDWIF Equity Growth Portfolio, Class A.....................       815
 62,129    MSDWIF U.S. Equity Plus Portfolio, Class A..................       767
 37,142    MSDWIF Value Equity Portfolio, Class A......................       358
                                                                           ------
                                                                            2,229
                                                                           ------
INTERNATIONAL EQUITY FUNDS (18.2%)
 41,648    MSDWIF Active International Allocation Portfolio,
             Class A...................................................       594
  8,856    MSDWIF Emerging Markets Portfolio, Class A..................       170
 29,075    MSDWIF International Magnum Portfolio, Class A..............       396
                                                                           ------
                                                                            1,160
                                                                           ------
INTERNATIONAL FIXED INCOME FUNDS (1.0%)
 21,360    MSDWIF Emerging Markets Debt Portfolio, Class A.............        64
                                                                           ------
TOTAL INVESTMENTS (98.8%) (Cost $6,117)................................     6,300
OTHER ASSETS AND LIABILITES -- NET (1.2%)..............................        74
                                                                           ------
NET ASSETS (100%)......................................................    $6,374
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT DECEMBER 31, 1999)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Equity                 48.3%
International Equity        37.9%
U.S. Fixed Income           11.7%
International Fixed Income   0.9%
Other                        1.2%

PERFORMANCE COMPARED TO THE MSCI WORLD INDEX AND THE COMPOSITE INDEX(1)
-----------------------------------------------------

                                         TOTAL RETURNS(2)
                                    --------------------------
                                      ONE      AVERAGE ANNUAL
                                      YEAR     SINCE INCEPTION
                                    --------   ---------------
PORTFOLIO- CLASS A................   34.31%        20.65%
PORTFOLIO- CLASS B................   33.88         20.37
MSCI WORLD INDEX..................   24.94         24.64
COMPOSITE INDEX...................   23.11         19.58

1. The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/ Pacific region, including dividends. The Composite Index for the Aggressive Portfolio is a composite comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class B shares will vary based upon the different fees charged to that class.

------------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

                       COMPARISON OF THE CHANGE IN VALUE
                            OF A $10,000 INVESTMENT
              ----------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             AGGRESSIVE  AGGRESSIVE  MSCI WORLD  COMPOSITE
                             PORTFOLIO-  PORTFOLIO-   INDEX(1)   INDEX (1)
                              CLASS A     CLASS B
12/31/97*                       $10,000     $10,000     $10,000    $10,000
12/31/1998                      $10,838     $10,823     $12,434    $11,616
12/31/1999                      $14,557     $14,490     $15,535    $14,300
*Commencement of operations

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree, certain fixed income portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

For the year ended December 31, 1999, the Portfolio had a total return of 34.31% for the Class A shares and 33.88% for the Class B shares compared to 24.94% for the MSCI World Index and 23.11% for the Composite Index. For the period from inception on December 31, 1997 through December 31, 1999, the Portfolio had an average annual total return of 20.65% for the Class A shares and 20.37% for the Class B shares compared to 24.64% for the MSCI World Index and 19.58% for the Composite Index.

Our asset allocation in the first half modestly overweight equities while underweighting fixed income. As of

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO (CONT.)

December 31, our allocation to U.S. equity mutual funds was 48.3%, with a 37.9% allocation to non-U.S. equities, including emerging markets. Our exposure to U.S. fixed income and cash was 13.0% (inclusive of high yield and emerging market debt).

The outperformance of the Aggressive Portfolio was due to both strong security selection within the underlying mutual funds and successful marginal allocation decisions. The MSDWIF Equity Growth Portfolio was the largest contributor to outperformance, returning 39.89% for the year, exceeding the 21.04% return for the S&P 500 (inclusive of dividends). The MAS Mid Cap Growth Portfolio continued to deliver strong returns, rising 68.18%, far outpacing the S&P 400 Mid Cap Index return of 14.72%. The MSDWIF Emerging Markets Portfolio also outperformed, returning 101.89% for the year, compared to 67.10% for the IFC Investible Index. In 1999, the continued economic strength provided a benign environment for growth oriented strategies.

Allocation decisions that contributed positively to results included an overweight to emerging markets. We established this position in March, after the Brazilian devaluation seemed to have little impact on global emerging markets. The economic recovery and cheap valuations in emerging markets, particularly Latin America, at the time made these markets a compelling investment. Our decision to overweight non-U.S. markets in the second half of the year was also rewarded, as growth surprised on the upside in Europe, leading non-U.S. equities to outperform U.S. equities. We broadened our U.S. equity exposure to include a small cap strategy in an attempt to capture the benefits of attractive valuations and improved earnings outlook for small cap stocks. The MAS Small Cap Growth Portfolio has risen over 200% since its addition in March.

Our investment strategy continues to emphasize a growth orientation. Within U.S. fixed income, we are emphasizing spread products, such as emerging market debt. We expect spread products to outperform Treasuries as economic growth strengthens. Within U.S. equities, we are emphasizing growth strategies, such as Equity Growth, Mid Cap Growth, and Small Cap Growth. We maintain an overweight to non-U.S. equity markets as we expect these economies to surpass the U.S. in the year 2000.

Francine J. Bovich
PORTFOLIO MANAGER

January 2000

--------------------------------------------------------------------------------
Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                           VALUE
SHARES                                                                     (000)
---------------------------------------------------------------------------------

INVESTMENTS (98.8%)
U.S. EQUITY FUNDS (48.3%)
 15,877    MAS Mid Cap Growth Portfolio, Institutional Class ..........    $  496
  9,059    MAS Small Cap Growth Portfolio, Institutional Class ........       451
 43,442    MSDWIF Equity Growth Portfolio, Class A.....................     1,088
 73,723    MSDWIF U.S. Equity Plus Portfolio, Class A..................       910
 42,807    MSDWIF Value Equity Portfolio, Class A......................       412
                                                                           ------
                                                                            3,357
                                                                           ------
INTERNATIONAL EQUITY FUNDS (37.9%)
 76,424    MSDWIF Active International Allocation Portfolio,
             Class A...................................................     1,089
 46,440    MSDWIF Emerging Markets Portfolio, Class A..................       891
 47,644    MSDWIF International Magnum Portfolio, Class A..............       649
                                                                           ------
                                                                            2,629
                                                                           ------
U.S. FIXED INCOME FUNDS (11.7%)
 74,840    MAS Fixed Income Portfolio, Institutional Class ............       815
                                                                           ------
INTERNATIONAL FIXED INCOME FUNDS (0.9%)
 21,360    MSDWIF Emerging Markets Debt Portfolio, Class A.............        64
                                                                           ------
TOTAL INVESTMENTS (98.8%) (Cost $6,007)................................     6,865
OTHER ASSETS AND LIABILITIES -- NET (1.2%).............................        83
                                                                           ------
NET ASSETS (100%)......................................................    $6,948
                                                                           ======

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                  CONSERVATIVE            MODERATE             AGGRESSIVE
                                                                   PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                                     (000)                  (000)                 (000)
--------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investments, at Cost......................................         $5,009                $6,117                $6,007
==========================================================================================================================
  Investments, at Value.....................................         $4,988                $6,300                $6,865
  Cash......................................................             27                    --                    55
  Receivable for Investment Sold............................             --                    23                    --
  Receivable for Portfolio Shares Sold......................             --                    28                    --
  Deferred Organization Costs...............................             59                    59                    59
  Receivable from Investment Adviser........................             19                    29                    28
  Other Assets..............................................              1                    --                    19
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS................................................          5,094                 6,439                 7,026
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Payable for Investments Purchased.........................            (44)                   --                   (38)
  Professional Fees Payable.................................            (21)                  (23)                  (23)
  Shareholder Reporting Fees Payable........................            (11)                  (15)                  (14)
  Bank Overdraft Payable....................................             --                   (24)                   --
  Custodian Fees Payable....................................             (1)                   (2)                   (2)
  Other Liabilities.........................................             (1)                   (1)                   (1)
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES...........................................            (78)                  (65)                  (78)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS..................................................         $5,016                $6,374                $6,948
==========================================================================================================================
NET ASSETS CONSIST OF:
  Paid in Capital...........................................         $5,066                $6,219                $6,004
  Undistributed Net Investment Income/Accumulated Net
    Investment Loss.........................................           (113)                    2                     3
  Accumulated Net Realized Gain (Loss)......................             84                   (30)                   83
  Unrealized Appreciation (Depreciation) on Investments.....            (21)                  183                   858
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS..................................................         $5,016                $6,374                $6,948
==========================================================================================================================
CLASS A:
------------------------------------------------------------
NET ASSETS..................................................         $4,414                $5,720                $6,200
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
  (Authorized 1,500,000 shares).............................            438                   535                   504
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................................         $10.09                $10.69                $12.30
==========================================================================================================================
CLASS B:
------------------------------------------------------------
NET ASSETS..................................................         $  602                $  654                $  748
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
  (Authorized 1,500,000 shares).............................             60                    61                    61
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................................         $10.08                $10.68                $12.30
==========================================================================================================================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                  CONSERVATIVE            MODERATE             AGGRESSIVE
                                                                   PORTFOLIO              PORTFOLIO             PORTFOLIO
                                                                     (000)                  (000)                 (000)
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends from Underlying Funds...........................         $ 247                  $ 233                $   92
  Interest..................................................             2                      1                     1
--------------------------------------------------------------------------------------------------------------------------
    Total Income............................................           249                    234                    93
--------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Administrative Fees:
    Basic Fee...............................................             8                     10                    10
    Less: Fees Waived.......................................            (8)                   (10)                  (10)
                                                                     -----                  -----                ------
  Administrative Fees--Net..................................            --                     --                    --
  Professional Fees.........................................            51                     62                    59
  Shareholder Reporting.....................................            16                     30                    25
  Filing and Registration Fees..............................            23                     23                    24
  Amortization of Organization Costs........................            20                     20                    20
  Custodian Fees............................................             6                     10                    13
  Distribution Fees on Class B Shares.......................             1                      2                     1
  Other Expenses............................................             3                      3                     3
  Expenses Reimbursed by Adviser............................          (104)                  (134)                 (127)
--------------------------------------------------------------------------------------------------------------------------
    Total Net Expenses......................................            16                     16                    18
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................           233                    218                    75
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN:
  Investments Sold..........................................            41                    174                   400
  Distributed From Underlying Funds.........................           115                    323                   484
--------------------------------------------------------------------------------------------------------------------------
    Total Realized Gain.....................................           156                    497                   884
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
  Investments...............................................            (9)                   187                   807
--------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)...............................           147                    684                 1,691
--------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations....         $ 380                  $ 902                $1,766
==========================================================================================================================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            CONSERVATIVE                      MODERATE                       AGGRESSIVE
                                              PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                                    -----------------------------   -----------------------------   -----------------------------
                                       YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                    -----------------------------   -----------------------------   -----------------------------
                                        1999            1998            1999            1998            1999            1998
                                        (000)           (000)           (000)           (000)           (000)           (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment Income............    $   233         $   131         $   218         $   138         $    75         $    59
  Net Realized Gain................        156              48             497              60             884              32
  Change in Unrealized Appreciation
    (Depreciation).................         (9)            (12)            187              (4)            807              51
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets
    Resulting from Operations......        380             167             902             194           1,766             142
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  CLASS A:
  Net Investment Income............       (298)           (138)           (419)           (182)           (382)            (96)
  Net Realized Gain................        (54)            (32)           (220)            (12)           (382)             (3)
  In Excess of Net Realized Gain...        (27)             (7)            (28)            (18)             --             (34)
  CLASS B:
  Net Investment Income............        (40)            (23)            (47)            (21)            (44)            (12)
  Net Realized Gain................         (7)             (6)            (26)             (2)            (46)             (1)
  In Excess of Net Realized Gain...         (4)             (1)             (3)             (2)             --              (4)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions..............       (430)           (207)           (743)           (237)           (854)           (150)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Subscribed.......................      2,969           5,206           2,574           6,446           2,464           6,426
  Distributions Reinvested.........        378             177             667             212             764             133
  Redeemed.........................     (2,029)         (2,710)         (2,248)         (2,527)         (2,035)         (2,848)
  CLASS B:
  Distributions Reinvested.........         52              30              76              25              90              17
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Capital Share
    Transactions...................      1,370           2,703           1,069           4,156           1,283           3,728
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase in Net Assets.....      1,320           2,663           1,228           4,113           2,195           3,720
NET ASSETS:
  Beginning of Period..............      3,696           1,033           5,146           1,033           4,753           1,033
---------------------------------------------------------------------------------------------------------------------------------
  End of Period....................    $ 5,016         $ 3,696         $ 6,374         $ 5,146         $ 6,948         $ 4,753
=================================================================================================================================
  Undistributed net investment
    income/ accumulated net
    investment loss included in end
    of period net assets...........    $  (113)        $    --         $     2         $    --         $     3              --
---------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Shares Subscribed...............        283             489             236             600             214             598
   Shares Issued on Reinvesting
     Distributions.................         38              17              64              20              65              13
   Shares Redeemed.................       (191)           (250)           (202)           (235)           (175)           (263)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Class A Shares
     Outstanding...................        130             256              98             385             104             348
=================================================================================================================================
   CLASS B:
   Shares Issued on Reinvesting
     Distributions.................          5               3               7               2               8               1
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Class B Shares
     Outstanding...................          5               3               7               2               8               1

--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                  YEAR ENDED              YEAR ENDED             ONE DAY ENDED
                                                              DECEMBER 31, 1999       DECEMBER 31, 1998       DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................            $10.18                  $10.00                  $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................              0.56                    0.35                      --
  Net Realized and Unrealized Gain......................              0.31                    0.42                       -
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....................              0.87                    0.77                      --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................................             (0.76)                  (0.46)                     --
  Net Realized Gain.....................................             (0.13)                  (0.11)                     --
  In Excess of Net Realized Gain........................             (0.07)                  (0.02)                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................................             (0.96)                  (0.59)                   0.00
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................            $10.09                  $10.18                  $10.00
=================================================================================================================================
TOTAL RETURN............................................              8.69%                   7.76%                   0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...................            $4,414                  $3,141                  $  517
Ratio of Expenses to Average Net Assets (1).............              0.31%                   0.32%                   0.00%(a)
Ratio of Net Investment Income to Average Net Assets
  (1)...................................................              5.02%                   5.31%                   0.00%(a)
Portfolio Turnover......................................                61%                    129%                      0%
---------------------------
(1) Effect of Voluntary Expense Limitation During the
  Period:
    Per Share Benefit to Net Investment Income..........            $ 0.27                  $ 0.27                  $ 0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......................              2.74%                   4.45%                   0.00%(a)
    Net Investment Income to Average Net Assets.........              2.59%                   1.21%                   0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                  YEAR ENDED              YEAR ENDED             ONE DAY ENDED
                                                              DECEMBER 31, 1999       DECEMBER 31, 1998       DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................            $10.18                  $10.00                  $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................              0.50                    0.52                      --
  Net Realized and Unrealized Gain......................              0.33                    0.23                      --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....................              0.83                    0.75                      --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................................             (0.73)                  (0.44)                     --
  Net Realized Gain.....................................             (0.13)                  (0.11)                     --
  In Excess of Net Realized Gain........................             (0.07)                  (0.02)                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................................             (0.93)                  (0.57)                     --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................            $10.08                  $10.18                  $10.00
=================================================================================================================================
TOTAL RETURN............................................              8.33%                   7.52%                   0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...................            $  602                  $  555                  $  516
Ratio of Expenses to Average Net Assets (2).............              0.56%                   0.57%                   0.00%(a)
Ratio of Net Investment Income to Average Net Assets
  (2)...................................................              4.73%                   5.06%                   0.00%(a)
Portfolio Turnover......................................                61%                    129%                      0%
---------------------------
(2) Effect of Voluntary Expense Limitation During the
  Period:
    Per Share Benefit to Net Investment Income..........            $ 0.25                  $ 0.42                  $ 0.00
  Ratios Before Expense Limitiation:
    Expenses to Average Net Assets......................              2.90%                   4.70%                   0.00%(a)
    Net Investment Income to Average Net Assets.........              2.39%                   0.96%                   0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                               YEAR ENDED               YEAR ENDED              ONE DAY ENDED
                                                           DECEMBER 31, 1999+        DECEMBER 31, 1998        DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD................             $10.49                   $10.00                    $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............................               0.39                     0.28                        --
  Net Realized and Unrealized Gain..................               1.23                     0.71                        --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations................               1.62                     0.99                        --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.............................              (0.89)                   (0.43)                       --
  Net Realized Gain.................................              (0.47)                   (0.03)                       --
  In Excess of Net Realized Gain....................              (0.06)                   (0.04)                       --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.............................              (1.42)                   (0.50)                     0.00
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......................             $10.69                   $10.49                    $10.00
=================================================================================================================================
TOTAL RETURN........................................              15.79%                    9.93%                     0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...............             $5,720                   $4,580                    $  517
Ratio of Expenses to Average Net Assets (1).........               0.23%                    0.25%                     0.00%(a)
Ratio of Net Investment Income to Average Net Assets
  (1)...............................................               3.59%                    4.26%                     0.00%(a)
Portfolio Turnover..................................                 87%                     139%                        0%
---------------------------
(1) Effect of Voluntary Expense Limitation During
  the Period:
    Per Share Benefit to Net Investment Income......             $ 0.26                   $ 0.22                    $ 0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets..................               2.58%                    3.63%                     0.00%(a)
    Net Investment Income to Average Net Assets.....               1.23%                    0.88%                     0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                                 YEAR ENDED               YEAR ENDED             ONE DAY ENDED
                                                             DECEMBER 31, 1999+       DECEMBER 31, 1998       DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................             $10.48                   $10.00                  $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............................               0.37                     0.42                      --
  Net Realized and Unrealized Gain....................               1.23                     0.53                      --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations..................               1.60                     0.95                      --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income...............................              (0.87)                   (0.40)                     --
  Net Realized Gain...................................              (0.47)                   (0.03)                     --
  In Excess of Net Realized Gain......................              (0.06)                   (0.04)                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions...............................              (1.40)                   (0.47)                     --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................             $10.68                   $10.48                  $10.00
=================================================================================================================================
TOTAL RETURN..........................................              15.54%                    9.57%                   0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).................             $  654                   $  566                  $  516
Ratio of Expenses to Average Net Assets (2)...........               0.48%                    0.50%                   0.00%(a)
Ratio of Net Investment Income to Average Net Assets
  (2).................................................               3.35%                    4.01%                   0.00%(a)
Portfolio Turnover....................................                 87%                     139%                      0%
---------------------------
(2) Effect of Voluntary Expense Limitation During the
  Period:
    Per Share Benefit to Net Investment Income........             $ 0.26                   $ 0.35                  $ 0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets....................               2.81%                    3.88%                   0.00%(a)
    Net Investment Income to Average Net Assets.......               1.02%                    0.63%                   0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
 + Per share amounts for the year ended December 31, 1999 are based on average shares outstanding.
The ratios of expense to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                  YEAR ENDED              YEAR ENDED             ONE DAY ENDED
                                                              DECEMBER 31, 1999       DECEMBER 31, 1998       DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................            $10.49                  $10.00                  $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................              0.24                    0.13                      --
  Net Realized and Unrealized Gain......................              3.29                    0.70                      --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....................              3.53                    0.83                      --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................................             (0.86)                  (0.24)                     --
  Net Realized Gain.....................................             (0.86)                  (0.01)                     --
  In Excess of Net Realized Gain........................                --                   (0.09)                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................................             (1.72)                  (0.34)                     --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................            $12.30                  $10.49                  $10.00
=================================================================================================================================
TOTAL RETURN............................................             34.31%                   8.38%                   0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...................            $6,200                  $4,194                  $  517
Ratio of Expenses to Average Net Assets (1).............              0.28%                   0.31%                   0.00%(a)
Ratio of Net Investment Income to Average Net Assets
  (1)...................................................              1.36%                   2.18%                   0.00%(a)
Portfolio Turnover......................................               106%                    188%                      0%
---------------------------
(1) Effect of Voluntary Expense Limitation During the
  Period:
    Per Share Benefit to Net Investment Income..........            $ 0.42                  $ 0.23                  $ 0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......................              2.66%                   4.19%                   0.00%(a)
    Net Investment Income (Loss) to Average Net
      Assets............................................             (1.03)%                 (1.69)%                  0.00%(a)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                  YEAR ENDED              YEAR ENDED             ONE DAY ENDED
                                                              DECEMBER 31, 1999       DECEMBER 31, 1998       DECEMBER 31, 1997*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................            $10.50                  $10.00                  $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................................              0.19                    0.20                      --
  Net Realized and Unrealized Gain......................              3.30                    0.62                      --
---------------------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations....................              3.49                    0.82                      --
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income.................................             (0.83)                  (0.22)                     --
  Net Realized Gain.....................................             (0.86)                  (0.01)                     --
  In Excess of Net Realized Gain........................                --                   (0.09)                     --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions.................................             (1.69)                  (0.32)                     --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................            $12.30                  $10.50                  $10.00
=================================================================================================================================
TOTAL RETURN............................................             33.88%                   8.23%                   0.00%
=================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...................            $  748                  $  559                  $  516
Ratio of Expenses to Average Net Assets (2).............              0.53%                   0.56%                   0.00%(a)
Ratio of Net Investment Income to Average Net Assets
  (2)...................................................              1.00%                   1.93%                   0.00%(a)
Portfolio Turnover......................................               106%                    188%                      0%
---------------------------
(2) Effect of Voluntary Expense Limitation During the
  Period:
    Per Share Benefit to Net Investment Income..........            $ 0.46                  $ 0.41                  $ 0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets......................              2.93%                   4.44%                   0.00%(a)
    Net Investment Income (Loss) to Average Net
      Assets............................................             (1.39)%                 (1.94)%                  0.00%(a)

--------------------------------------------------------------------------------

 *  Commencement of operations
(a) Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios:
Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") and Institutional Class shares of certain investment portfolios of MAS Funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The MAS Funds are managed by an affiliate of the Investment Adviser. The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level and high level of risk, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of the Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Dean Witter Investment Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

5. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Portfolios of the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences result in reclassification among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Listed below are the significant reclassifications as of December 31, 1999, with offsetting entries to paid in capital:

                       INCREASE (DECREASE) TO
                          ACCUMULATED NET       INCREASE (DECREASE) TO
                         INVESTMENT INCOME         ACCUMULATED NET
                               (LOSS)            REALIZED GAIN (LOSS)
                               ------           ----------------------
Conservative.........        $107,533                $ (87,743)
Moderate.............         250,307                 (230,517)
Aggressive...........         354,197                 (334,407)

These reclassifications are primarily due to differing book/tax treatment on certain dividends received by the Funds from the Underlying Funds.

B. INVESTMENT ADVISER AND ADMINISTRATOR: Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management" or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). The Adviser also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate Chase Global Funds Services Company ("CGFSC"). For such services, the Adviser pays CGFSC a portion of the fee the Adviser receives from the Fund. Certain employees of CGFSC are officers of the Fund.

The Adviser has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the operating expenses of the Underlying Funds attributable to the shares owned by the Portfolios, expressed as a percentage of average daily net assets, exceed the maximum annual ratios indicated as follows:

                                               MAXIMUM
                                            EXPENSE RATIO
                                         -------------------
PORTFOLIO                                CLASS A    CLASS B
---------                                --------   --------
Conservative Portfolio.................   0.80%      1.05%
Moderate Portfolio.....................   0.90%      1.15%
Aggressive Portfolio...................   1.10%      1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and an affiliate of MSDW Investment Management, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1999
--------------------------------------------------------------------------------
Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. CUSTODIAN: Chase serves as the custodian of the investments and cash of the Portfolios.

E. PURCHASES AND SALES: For the year ended December 31, 1999, purchases and sales of Underlying Funds were as follows:

                                         PURCHASES     SALES
PORTFOLIO                                  (000)       (000)
---------                                ----------   --------
Conservative Portfolio.................    $4,043      $2,769
Moderate Portfolio.....................     6,096       5,227
Aggressive Portfolio...................     6,983       5,979

For the year ended December 31, 1999, the Fund had no purchases or sales of long-term U.S. Government securities.

F. OTHER: At December 31, 1999, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                   NET
                                                               UNREALIZED
                                   UNREALIZED    UNREALIZED      APPREC.
                          COST       APPREC.       DEPREC.      (DEPREC.)
PORTFOLIO                (000)        (000)         (000)         (000)
---------               --------   -----------   -----------   -----------
Conservative
 Portfolio............   $5,050      $  104         $(166)        $(62)
Moderate Portfolio....    6,197         427          (324)         103
Aggressive
 Portfolio............    6,050       1,013          (198)         815

Certain Portfolios have investments in Underlying Funds which invest in high-yield and/or foreign securities.

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated and U.S. security market transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At December 31, 1999, the Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Morgan Stanley Dean Witter Strategic Adviser Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Conservative Portfolio, the Moderate Portfolio, and the Aggressive Portfolio (constituting Morgan Stanley Dean Witter Strategic Adviser Fund, Inc., hereafter referred to as the "Fund") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the one day period ended December 31, 1997 (commencement of operations), in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
February 8, 2000

--------------------------------------------------------------------------------

            MORGAN STANLEY DEAN WITTER STRATEGIC ADVISER FUND, INC.
                      FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 1999, the following Portfolios intend to distribute long-term capital gains totaling:

                                    LONG-TERM
                                  CAPITAL GAINS
PORTFOLIO                             (000)
---------                         -------------
Conservative Portfolio..........    $     20
Moderate Portfolio..............          94
Aggressive Portfolio............         175

For the year ended December 31, 1999, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders for the Conservative, Moderate and Aggressive Portfolios are 1.9%, 3.1% and 4.1%, respectively.

--------------------------------------------------------------------------------